Note 5 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	2012	2011
Land and land improvements	$11,814	$11,806
Buildings and improvements	19,501	19,456
Machinery and equipment	3,023	2,924
Vehicles	311	268
Office furniture and equipment	3,052	2,946
	37,701	37,400
Less: accumulated depreciation and amortization	(12,524)	(11,321)
Property and equipment, net	$25,177	$26,079

Schedule of Capital Leased Assets [Table Text Block]
	2012	2011
Leased property under capital leases	$9,585	$8,523
Less: accumulated amortization	(2,905)	(2,539)
Leased property under capital leases, net	$6,680	$5,984